Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Statement of Financial Position and Statement of Operations
Derivatives not designated as Hedging Instruments	Balance Sheet Location	December 31, 2014 Fair value	December 31, 2015 Fair value
Interest rate swaps	Financial Instruments non-current assets	$10,101	$3,494
Interest rate swaps	Financial Instruments current liabilities	(17,881)	(8,931)
Interest rate swaps	Financial Instruments non-current liabilities	(8,617)	(2,743)
Total derivatives		$(16,397)	$(8,180)

			Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015
Interest rate swaps	Gain/ (Loss) on interest rate swaps	8,616	(12,671)	(11,513)

Total		$8,616	(12,671)	$(11,513)

Schedule of amounts recognized in other comprehensive income/ (loss)
	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Interest rate swaps-asset position	$3,494		3,494	$-
Interest rate swaps-liability position	(11,674)		(11,674)	-

Total	$(8,180)		(8,180)	$-

	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Interest rate swaps-asset position	$10,101	-	10,101	$-
Interest rate swaps-liability position	(26,498)	-	(26,498)	-

Total	$(16,397)	-	(16,397)	$-

Recurring measurements
	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Non-Recurring measurements:
Long-lived assets	$-	$610,000	$-	$(414,986)

Total	$-	$610,000	$-	$(414,986)